Gains on Derivative Instruments and Other Financial Items, Net -Gains (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments, net	$ 9,315	$ 73,330
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Net interest income/(expense) on undesignated interest rate swap (“IRS”) derivatives	6,008	(1,585)
Unrealized MTM adjustment for IRS derivatives	$ 3,307	$ 74,915